Suppliers and other payables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Suppliers And Other Payables
Third parties	$ 5,926	$ 5,331
Related parties	277	234
Suppliers and other payables	$ 6,203	$ 5,565